Goodwill, Net	6 Months Ended
Jun. 30, 2025
Goodwill, Net [Abstract]
Goodwill, net
9.	Goodwill, net

Amount
RMB
Balance as of December 31, 2023	—
Additions (Note (a))	3,361
Balance as of June 30, 2024	3,361

Balance as of December 31, 2024	—
Addition (Note (b))	621
Balance as of June 30, 2025	621
(a)	In March 2024, the Group acquired an 85% equity interest in Shanghai Nuancheng Network Technology Co., Ltd. (“Shanghai Nuancheng”). The excess of total consideration over net assets was recorded as provisional goodwill which amounted to RMB508 at the acquisition date. In April 2024, the Group acquired a 71% equity interest in Shenzhen Duoduo Robot Technology Service Co., Ltd. (“Duoduo Robot”) and a 75% equity interest in Shenzhen Yuanjing Tribe Technology Co., Ltd. (“Yuanjing Tribe”). The excess of total consideration over net assets was recorded as provisional goodwill which amounted to RMB1,851 and RMB1,002 at the acquisition date, respectively. However, due to change of strategic objectives at the end of year 2024, Yuanjing Tribe was disposed and the equity interests in Duoduo Robot was reduced to 32%.

(b)	In 2024, the Group invested in Suzhou Tinghaozhu Technology Co., Ltd. (“Suzhou Tinghaozhu”) and had ability to exercise significant influence over its financial and operating policies accounting for 30%. In May 2025, the Group further acquired a 35% equity interest in Suzhou Tinghaozhu to achieve control. The excess of total consideration over net assets was recorded as goodwill which amounted to RMB621 at the acquisition date.